CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
REVENUES:
Government contract revenue	$ 762,417	$ 1,623,769
Total revenues	762,417	1,623,769
OPERATING EXPENSES
Professional fees	1,572,196	1,521,397
Payroll and related	2,275,959	2,227,194
General and administrative	907,115	931,106
Total operating expenses	4,755,270	4,679,697
OPERATING LOSS	(3,992,853)	(3,055,928)
OTHER (INCOME) EXPENSE
Loss on debt conversion	2,753,989	40,256
Change in fair value of derivative liabilities	0	8,547,015
Loss on litigation settlement	0	583,601
Other income	(219,624)	(75,059)
Interest and other debt expenses	452,276	1,287,221
Total other expenses	2,986,641	10,383,034
NET LOSS BEFORE NONCONTROLLING INTERESTS	(6,979,494)	(13,438,962)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(182,337)	(81,730)
LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (6,797,157)	$ (13,357,232)
Basic and diluted net loss per share available to common stockholders (Note 1)	$ (1.22)	$ (3.44)
Weighted average number of common shares outstanding - basic and diluted (Note 1)	5,594,447	3,881,179